Share Based Payment (Details) - shares		1 Months Ended
	Jul. 27, 2024	May 31, 2024
Share Based Payment (Details) [Line Items]
Share option granted		24,000
Vested shares		4,000
Remaining RSU's shares		20,000
RSUs each month shares		4,000
Board of Directors [Member]
Share Based Payment (Details) [Line Items]
Share option granted		24,000
Vested shares		12,000
Remaining RSU's shares		12,000
RSUs each month shares		2,000
Subsequent Event [Member]
Share Based Payment (Details) [Line Items]
Grant shares to non-management directors	160,000